Equipment, Net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 2,170	$ 561	$ 3,286	$ 1,135
Disposal of long lived assets			$ 0	$ 1,110
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expense					$ 2,487	$ 2,059
Disposal of long lived assets					$ 1,110	$ 258